Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instrument Detail [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
We use derivatives principally to manage the risk of changes in market prices for natural gas, coal, diesel, electricity, and uranium. Such price fluctuations may cause the following:

•	an unrealized appreciation or depreciation of our contracted commitments to purchase or sell when purchase or sale prices under the commitments are compared with current commodity prices;

•	market values of coal, natural gas and uranium inventories that differ from the cost of those commodities in inventory; and

•	actual cash outlays for the purchase of these commodities that differ from anticipated cash outlays.
The derivatives that we use to hedge these risks are governed by our risk management policies for forward contracts, futures, options, and swaps. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. The goal of the hedging program is generally to mitigate financial risks while ensuring that sufficient volumes are available to meet our requirements. Contracts we enter into as part of our risk management program may be settled financially, settled by physical delivery, or net settled with the counterparty.

The following table presents open gross commodity contract volumes by commodity type as of December 31, 2012, and 2011:

	Quantity (in millions, except as indicated)
Commodity	Accrual & NPNS Contracts(a)		Other Derivatives(b)		Derivatives That Qualify for Regulatory Deferral(c)
	2012	2011	2012	2011	2012	2011
Coal (in tons)	96	116	(d)	(d)	(d)	(d)
Fuel oils (in gallons)(e)	(d)	(d)	(d)	(d)	70	53
Natural gas (in mmbtu)	20	50	—	9	147	193
Power (in megawatthours)	24	12	2	1	23	21
Renewable energy credits(f)	15	16	(d)	(d)	(d)	(d)
Uranium (pounds in thousands)	5,142	5,553	(d)	(d)	446	148

(a)
Accrual contracts include commodity contracts that do not qualify as derivatives. As of December 31, 2012, these contracts ran through December 2017, March 2015, September 2024, May 2032, and October 2024 for coal, natural gas, power, renewable energy credits, and uranium, respectively.

(b)	As of December 31, 2012, these contracts ran through December 2014 for power.

(c)	As of December 31, 2012, these contracts ran through October 2015, March 2017, May 2032, and September 2014 for fuel oils, natural gas, power, and uranium, respectively.

(d)	Not applicable.

(e)	Fuel oils consist of heating and crude oil.

(f)	A renewable energy credit is created for every megawatthour of renewable energy generated. Ameren contracts include renewable energy credits from solar and wind-generated power.
Authoritative accounting guidance regarding derivative instruments requires that all contracts considered to be derivative instruments be recorded on the balance sheet at their fair values, unless the NPNS exception applies. See Note 8 - Fair Value Measurements for discussion of our methods of assessing the fair value of derivative instruments. Many of our physical contracts, such as our purchased power contracts, qualify for the NPNS exception to derivative accounting rules. The revenue or expense on NPNS contracts is recognized at the contract price upon physical delivery.
If we determine that a contract meets the definition of a derivative and is not eligible for the NPNS exception, we review the contract to determine if it qualifies for hedge accounting. We also consider whether gains or losses resulting from such derivatives qualify for regulatory deferral. Contracts that qualify for cash flow hedge accounting are recorded at fair value with changes in fair value charged or credited to accumulated OCI in the period in which the change occurs, to the extent the hedge is effective. To the extent the hedge is ineffective, the related changes in fair value are charged or credited to the consolidated statement of income (loss) in the period in which the change occurs. When the contract is settled or delivered, the net gain or loss is recorded in the consolidated statement of income (loss).
Derivative contracts that qualify for regulatory deferral are recorded at fair value, with changes in fair value recorded as regulatory assets or regulatory liabilities in the period in which the change occurs. Ameren Missouri and Ameren Illinois believe derivative gains and losses deferred as regulatory assets and regulatory liabilities are probable of recovery or refund through future rates charged to customers. Regulatory assets and regulatory liabilities are amortized to operating income as related losses and gains are reflected in rates charged to customers. Therefore, gains and losses on these derivatives have no effect on operating income.
Certain derivative contracts are entered into on a regular basis as part of our risk management program but do not qualify for, or we do not choose to elect, the NPNS exception, hedge accounting, or regulatory deferral accounting. Such contracts are recorded at fair value, with changes in fair value charged or credited to the consolidated statement of income (loss) in the period in which the change occurs.
Authoritative accounting guidance permits companies to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a liability) against fair value amounts recognized for derivative instruments that are executed with the same counterparty under the same master netting arrangement. The Ameren Companies did not elect to adopt this guidance for any eligible commodity contracts.
The following table presents the carrying value and balance sheet location of all derivative instruments as of December 31, 2012, and 2011:

	Balance Sheet Location	2012	2011
Derivative assets not designated as hedging instruments(a)
Commodity contracts:
Fuel oils	Other current assets	$8	$17
	Other assets	4	6
Natural gas	Other current assets	1	3
	Other assets	1	1
Power	Other current assets	14	30
	Other assets	1	77
	Total assets	$29	$134
Derivative liabilities not designated as hedging instruments(a)
Commodity contracts:
Fuel oils	MTM derivative liabilities	$2	$1
	Other deferred credits and liabilities	2	—
Natural gas	MTM derivative liabilities	64	103
	Other deferred credits and liabilities	45	92
Power	MTM derivative liabilities	25	18
	Other deferred credits and liabilities	90	8
Uranium	MTM derivative liabilities	1	—
	Other deferred credits and liabilities	1	1
	Total liabilities	$230	$223

(a)	Includes derivatives subject to regulatory deferral.

The following table presents the cumulative amount of pretax net gains (losses) on all derivative instruments deferred in regulatory assets or regulatory liabilities as of December 31, 2012, and 2011:

	2012	2011
Cumulative gains (losses) deferred in regulatory liabilities or assets:
Fuel oils derivative contracts(a)	$4	$19
Natural gas derivative contracts(b)	(107)	(191)
Power derivative contracts(c)	(99)	81
Uranium derivative contracts(d)	(2)	(1)

(a)
Represents net gains on fuel oils derivative contracts. These contracts are a partial hedge of transportation costs for coal through October 2015 as of December 31, 2012. Current gains deferred as regulatory liabilities include $4 million as of December 31, 2012. Current losses deferred as regulatory assets include $1 million as of December 31, 2012.

(b)
Represents net losses associated with natural gas derivative contracts. These contracts are a partial hedge of natural gas requirements through March 2017 as of December 31, 2012. Current gains deferred as regulatory liabilities include $1 million as of December 31, 2012. Current losses deferred as regulatory assets include $64 million as of December 31, 2012.

(c)
Represents net losses associated with power derivative contracts. These contracts are a partial hedge of power price requirements through May 2032 as of December 31, 2012. Current gains deferred as regulatory liabilities include $14 million as of December 31, 2012. Current losses deferred as regulatory assets include $24 million as of December 31, 2012.

(d)
Represents net losses on uranium derivative contracts. These contracts are a partial hedge of uranium requirements through September 2014 as of December 31, 2012. Current losses deferred as regulatory assets include $1 million as of December 31, 2012, respectively.

Derivative instruments are subject to various credit-related losses in the event of nonperformance by counterparties to the transaction. Exchange-traded contracts are supported by the financial and credit quality of the clearing members of the respective exchanges and have nominal credit risk. In all other transactions, we are exposed to credit risk. Our credit risk management program involves establishing credit limits and collateral requirements for counterparties, using master trading and netting agreements, and reporting daily exposure to senior management.
We believe that entering into master trading and netting agreements mitigates the level of financial loss that could result from default by allowing net settlement of derivative assets and liabilities. We generally enter into the following master trading and netting agreements: (1) the International Swaps and Derivatives Association Agreement, a standardized financial natural gas and electric contract; (2) the Master Power Purchase and Sale Agreement, created by the Edison Electric Institute and the National Energy Marketers Association, a standardized contract for the purchase and sale of wholesale power; and (3) the North American Energy Standards Board Inc. agreement, a standardized contract for the purchase and sale of natural gas. These master trading and netting agreements allow the counterparties to net settle sale and purchase transactions. Further, collateral requirements are calculated at the master trading and netting agreement level by counterparty.
Concentrations of Credit Risk
In determining our concentrations of credit risk related to derivative instruments, we review our individual counterparties and categorize each counterparty into groupings according to the primary business in which each engages. The following table presents by groupings the maximum exposure, as of December 31, 2012, and 2011, if counterparty groups were to fail completely to perform on contracts. The maximum exposure is based on the gross fair value of financial instruments, including accrual and NPNS contracts, which excludes collateral held, and does not consider the legally binding right to net transactions based on master trading and netting agreements.

	Affiliates	Coal Producers	Commodity Marketing Companies	Electric Utilities	Financial Companies	Municipalities/ Cooperatives	Total
2012	$—	$—	$2	$3	$15	$3	$23
2011	$1	$35	$85	$4	$27	$4	$156
The potential loss on counterparty exposures is reduced by the application of master trading and netting agreements and collateral held to the extent of reducing the exposure to zero. Collateral includes both cash collateral and other collateral held. The Ameren Companies held no cash from counterparties based on contractual rights under agreements to seek collateral and the maximum exposure as calculated under the individual master trading and netting agreements as of December 31, 2012, and 2011. Other collateral used to reduce exposure consisted of letters of credit in the amount of $1 million and $1 million held at December 31, 2012, and 2011, respectively. The following table presents the potential loss after consideration of the application of master trading and netting agreements and collateral held as of December 31, 2012, and 2011:

	Affiliates	Coal Producers	Commodity Marketing Companies	Electric Utilities	Financial Companies	Municipalities/ Cooperatives	Total
2012	$—	$—	$1	$1	$10	$3	$15
2011	$1	$35	$85	$3	$22	$4	$150
Derivative Instruments with Credit Risk-Related Contingent Features
Our commodity contracts contain collateral provisions tied to the Ameren Companies’ credit ratings. If we were to experience an adverse change in our credit ratings, or if a counterparty with reasonable grounds for uncertainty regarding performance of an obligation requested adequate assurance of performance, additional collateral postings might be required. The following table presents, as of December 31, 2012, and 2011, the aggregate fair value of all derivative instruments with credit risk-related contingent features in a gross liability position, the cash collateral posted, and the aggregate amount of additional collateral that could be required to be posted with counterparties. The additional collateral required is the net liability position allowed under the master trading and netting agreements assuming (1) the credit risk-related contingent features underlying these agreements were triggered on December 31, 2012, or 2011, respectively, and (2) those counterparties with rights to do so requested collateral:

	Aggregate Fair Value of Derivative Liabilities(a)	Cash Collateral Posted	Potential Aggregate Amount of Additional Collateral Required(b)
2012	$226	$61	$155
2011	$322	$104	$211

(a)	Prior to consideration of master trading and netting agreements and including NPNS and accrual contract exposures.

(b)
As collateral requirements with certain counterparties are based on master trading and netting agreements, the aggregate amount of additional collateral required to be posted is determined after consideration of the effects of such agreements.

Other Derivatives
The following table represents the net change in market value associated with derivatives not designated as hedging instruments for the years ended December 31, 2012, and 2011:

	Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
		2012	2011
Natural gas (generation)	Operating Expenses - Fuel	$—	$(1)

Derivatives Subject to Regulatory Deferral
The following table represents the net change in market value associated with derivatives that qualify for regulatory deferral for the years ended December 31, 2012, and 2011:

	Gain (Loss) Recognized In Regulatory Liabilities or Regulatory Assets
	2012	2011
Fuel oils	$(15)	$—
Natural gas	84	(26)
Power	(180)	80
Uranium	(1)	(3)
Total	$(112)	$51